Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
17	SUBSEQUENT EVENTS
On August 23, 2022, the Company repurchased a total of 3,023,138 Class A ordinary shares in the form of ADSs upon settlement of the ASR program.